Trade receivables - Summary of loss allowance for trade receivables (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Beginning of the year	¥ 2,470	¥ 22,252	¥ 2,470
Arising from business combination	¥ 0	105
Provision for expected credit loss, net		38,156	19,782
End of the year		¥ 60,513	¥ 22,252